Fixed Assets - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Vessel acquisitions	$ 1,150,782	$ 840,662
Impairment of vessel	0	(11,157)	$ 0
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	2,044,753	1,256,697
Vessel acquisitions	1,150,782	840,662
Vessel disposals		(41,806)
Improvements	141	357
Impairment of vessel		(11,157)
Balance as at end of period	3,195,676	2,044,753	1,256,697
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(88,497)	(62,189)
Vessel disposals		23,667
Depreciation for the year	(81,554)	(49,975)
Balance as at end of period	(170,051)	(88,497)	(62,189)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	1,956,256	1,194,508
Vessel acquisitions	1,150,782	840,662
Vessel disposals		(18,139)
Improvements	141	357
Depreciation for the year	(81,554)	(49,975)
Impairment of vessel		(11,157)
Balance as at end of period	$ 3,025,625	$ 1,956,256	$ 1,194,508